October 20, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Money Market Series, Scudder Government Money Market Series and Scudder Tax Free Money Market Series, each a series of Scudder Fund, Inc. (Reg. No. 2-78122) (811-3495) (the "Fund") Post Effective Amendment No. 29 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 15, 1998.

         Comments or questions concerning this certificate may be directed to Greg Pottle at (617) 295-3033.

                                                  Very truly Yours,


                                                  Scudder Fund, Inc.


                                         By:      /s/Thomas F. McDonough
                                                  ----------------------
                                                  Thomas F. McDonough
                                                  Secretary